SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Mr Silong Chen [Member]
Related Party Transaction [Line Items]
Due to related party	$ 80,327	$ 130,468
Dogness Technology [Member]
Related Party Transaction [Line Items]
Due to related party	5,516
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party	$ 85,843	$ 130,468